Subsequent Events - Additional Information (Detail) - Biologics License Application [member] - Viaskin Peanut [member]	Aug. 07, 2019
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Age of patients evaluated	4 years
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Age of patients evaluated	11 years